10-Q LEASES - Lease Costs and Supplemental Cash Flow Information Related to Operating Lease (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2021
Finance lease cost:
Amortization of right-of-use assets	$ 125,275	$ 0	$ 0	$ 0
Interest on lease liabilities	195,611	0	0	0
Operating lease cost	2,525	2,525	10,099	10,099
Total lease cost	323,411	2,525	10,099	10,099
Other information
Operating cash flows from operating leases	9,350	9,050	9,350	9,050
Financing cash flows from finance leases	$ 8,389	$ 0	$ 0	$ 0
Weighted-average remaining lease term - finance leases	6 months		9 months
Weighted-average remaining lease term - operating leases	6 years 6 months	6 years 9 months	6 years 9 months	7 years 9 months
Weighted-average discount rate - finance leases	6.00%	6.00%	6.00%	0.00%	6.00%
Weighted-average discount rate - operating leases	11.00%	11.00%	11.00%	11.00%